Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2013
GMO Trust | GMO U.S. Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. TREASURY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Liquidity and safety of principal
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with current income as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. The Manager normally seeks to maintain an interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Funds — Duration.”

The Fund also may enter into repurchase agreements, under which the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement depends on, among other things, the Fund’s having an interest in the security that it can realize in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, the Fund may invest in other fixed income securities that are backed by the full faith and credit of the U.S. government, such as fixed income securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC) that are guaranteed by the U.S. government. The Fund also may invest in money market funds that are unaffiliated with GMO.

Although the fixed income securities purchased by the Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may end up owning a security with a stated or remaining maturity of more than one year.

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

In selecting U.S. Treasury securities for the Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions. The factors considered and investment methods used by the Manager can change over time.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, primarily rising interest rates.
  Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.
  Focused Investment Risk – Focusing investments in securities from issuers, sectors, or industries with high positive correlations to one another, such as the Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government, creates more risk than if the Fund’s investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 0.07% (2Q2010) Lowest Quarter: – 0.02% (1Q2010) Year-to-Date (as of 3/31/13): 0.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
GMO Trust | GMO U.S. Treasury Fund | GMO U.S. Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.08%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.10%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total annual operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.08%
1 Year	rr_ExpenseExampleYear01	$ 8	[2]
3 Years	rr_ExpenseExampleYear03	30
5 Years	rr_ExpenseExampleYear05	54
10 Years	rr_ExpenseExampleYear10	126
1 Year	rr_ExpenseExampleNoRedemptionYear01	8	[2]
3 Years	rr_ExpenseExampleNoRedemptionYear03	30
5 Years	rr_ExpenseExampleNoRedemptionYear05	54
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 126
2010	rr_AnnualReturn2010	0.10%
2011	rr_AnnualReturn2011	0.09%
2012	rr_AnnualReturn2012	0.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.02%)
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 17, 2009
GMO Trust | GMO U.S. Treasury Fund | Return After Taxes on Distributions | GMO U.S. Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 17, 2009
GMO Trust | GMO U.S. Treasury Fund | Return After Taxes on Distributions and Sale of Fund Shares | GMO U.S. Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 17, 2009
GMO Trust | GMO U.S. Treasury Fund | Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	0.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 17, 2009

[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive or reduce the Fund's management fees to the extent necessary to offset the management fees directly or indirectly paid to the Manager as a result of the Fund's direct or indirect investments in other GMO Funds. Management fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	After reimbursement